S000006698 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (Net)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%		11.72%
Blended Index (60% MSCI ACWI (Net) / 40% Bloomberg Global Aggregate Bond Index)
Prospectus [Line Items]
Average Annual Return, Percent	16.60%	5.79%		7.62%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.30%	5.01%		8.39%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.99%	5.46%		8.38%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	13.19%	6.61%	9.64%
Performance Inception Date			Feb. 01, 2017
Class N | MSCI ACWI (Net)
Prospectus [Line Items]
Average Annual Return, Percent			11.89%
Performance Inception Date			Feb. 01, 2017
Class N | Blended Index (60% MSCI ACWI (Net) / 40% Bloomberg Global Aggregate Bond Index)
Prospectus [Line Items]
Average Annual Return, Percent			7.65%
Performance Inception Date			Feb. 01, 2017
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	13.06%	6.51%		9.31%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.96%	4.71%		7.92%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.98%	4.81%		7.34%